Deposits (Detail Textuals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Time deposits, each with a minimum denomination of $250,000	$ 7,746,000	$ 11,100,000
Deposit insurance per account owner	$ 250,000